Total
Virtus Zevenbergen Technology Fund
Virtus Zevenbergen Technology Fund
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 92 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Zevenbergen Technology Fund	Class A Shares	Class C Shares		Institutional Class Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none		none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Zevenbergen Technology Fund	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	0.90%	0.90%	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.28%	0.27%	0.26%
Total Annual Fund Operating Expenses	1.43%	2.17%	1.16%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus Zevenbergen Technology Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares
1 Year	$ 688	$ 320	$ 118
3 Years	978	679	368
5 Years	1,289	1,164	638
10 Years	$ 2,169	$ 2,503	$ 1,409

Expense Example, No Redemption - Virtus Zevenbergen Technology Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares
1 Year	$ 688	$ 220	$ 118
3 Years	978	679	368
5 Years	1,289	1,164	638
10 Years	$ 2,169	$ 2,503	$ 1,409

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies and other U.S.-traded equity securities of technology companies. The fund considers U.S.-traded equity securities to include American Depositary Receipts (“ADRs”), as well as securities that are traded in the U.S. that have been issued by companies established, domiciled or operating in foreign countries. The fund intends to invest primarily in companies with market capitalizations greater than $500 million. The fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers define technology companies as those that provide technology products or services, or those that benefit from utilizing technology to gain competitive advantages, improve their business processes, products or applications. These may include, but are not limited to, internet products and services (including e-commerce), computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, transportation technology, transportation services and products, artificial intelligence technology, video gaming, security services and products, media and information services, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services, digital currency enablers, financial and payment technology and others. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have strong potential for capital appreciation. In addition to common stocks, the fund may invest in securities issued in initial public offerings (IPOs).

Principal Risks
Risk Table - Virtus Zevenbergen Technology Fund	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Issuer Risk

> Issuer Risk: The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Small and Medium Market Capitalization Companies Risk

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Focused Investment Risk (Technology-Related Risk)

> Focused Investment Risk (Technology-Related Risk): To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Risks affecting companies in the technology sector include competition from new and existing companies, limited operating histories and management experience, patent and other intellectual property considerations and the commercial non-viability or rapid obsolescence of equipment, products or services.

Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Depositary Receipts Risk	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.
IPO Risk	> IPO Risk: Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.
Liquidity Risk	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Risk Nondiversified Status [Member]

> Non-Diversification Risk: The fund is not diversified and may be more susceptible to factors negatively impacting its holdings to the extent the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Portfolio Turnover Risk

> Portfolio Turnover Risk: The fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Please see “More Information About Risks of Investing in the Funds” in the fund’s prospectus for a more detailed description of the fund’s risks.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The current subadviser commenced providing services for the fund in July 2022 and therefore the returns shown in the table for periods prior to that date reflect the performance of other investment professionals.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and two style-specific benchmarks that reflect the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Institutional Class Shares

Best Quarter:	2020, Q2:	35.47%	Worst Quarter:	2022, Q2:	-25.79%	Year to Date (9/30/2024):	26.93%

Average Annual Total Returns (for the periods ended 12/31/23)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Zevenbergen Technology Fund	Label	1 Year	5 Years	10 Years
Class A Shares	Return Before Taxes	56.05%	17.01%	15.39%
Class C Shares	Return Before Taxes	63.99%	17.47%	15.18%
Institutional Class Shares	Return Before Taxes	65.59%	18.70%	16.42%
Institutional Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	65.59%	14.33%	12.15%
Institutional Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	38.83%	14.07%	12.07%
FT Wilshire 5000 Index	FT Wilshire 5000 Index	26.10%	15.40%	11.69%
S&P North American Technology Index	S&P North American Technology Index	44.64%	18.75%	14.80%
Nasdaq Composite® Index	Nasdaq Composite® Index	61.13%	22.22%	18.72%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The Nasdaq Composite Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Institutional Class Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.